ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
When determining the basis of accounting for the company’s investees, the company evaluates the degree of influence that the company exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the company has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The company accounts for business combinations using the acquisition method of accounting, pursuant to which identifiable tangible and intangible assets and liabilities are recognized and measured on the basis of the estimated fair values at the date of acquisition.
(a)Acquisitions completed in the six months ended June 30, 2023
There were no significant acquisitions during the six months ended June 30, 2023.
(b)Acquisitions completed in 2022
CDK Global, Inc. (“CDK Global”)
On July 6, 2022, the company, together with institutional partners, acquired a 100% economic interest in CDK Global, a provider of technology services and software solutions to automotive dealers. Total consideration was $8.3 billion, funded with debt and equity. The company received 100% of the voting rights, which provided the company with control, and accordingly, the company has consolidated the business for financial reporting purposes.
Goodwill of $4.6 billion was recognized and represents growth the company expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets acquired comprise a customer relationship asset of $3.8 billion with a useful life of 15 years, developed technology of $0.7 billion with a useful life of 3-5 years, and a brand intangible asset of $0.3 billion with a useful life of 15 years. Other items included $301 million of cash and cash equivalents, $377 million of accounts receivable and other, $953 million of accounts payable and other, $1.1 billion of deferred tax liabilities and $361 million of other net assets. Transaction costs of approximately $15 million were recorded as other expenses in the 2022 consolidated statements of operating results. Non-controlling interests of $81 million were recognized and measured at fair value.
The acquired customer relationship intangible was valued with significant inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The useful life of 15 years represents the pattern of economic benefits realized by the business, primarily due to the low customer attrition rate observed, and reflects the period of time over which the majority of the cumulative present value of cash flows from the intangible asset would be realized, and after which any remaining forward-looking cash flows from the asset were determined to be de minimis in present value terms.
BHI Energy, Inc. (“BHI Energy”)
On May 27, 2022, the company’s nuclear technology services operations acquired 100% economic interest in BHI Energy for total consideration of $737 million. The company received 100% of voting rights through its nuclear technology operations, which provided the company with control, and accordingly, the company has consolidated the business for financial reporting purposes.
Goodwill of $257 million was recognized, of which $68 million was deductible for tax purposes and represents growth the company’s nuclear technology services operations expect to experience from the operations. Intangible assets of $390 million were acquired as part of the transaction, comprising customer relationships and brand names. Other items include $90 million of other net assets. Transaction costs of approximately $8 million were recorded as other expenses in the 2022 consolidated statements of operating results.
Spanish engineering and outages services business
In March 2022, the company’s nuclear technology services operations closed the acquisition of a Spanish engineering and outage services business for cash consideration of $23 million, subject to purchase price adjustments, and accounted for the transaction as a business combination under IFRS 3.